COMMITMENTS AND CONTINGENCIES (Details Narrative) - Directional Neutorn Source Model TEC-DNS-05 [Member] - USD ($)	Sep. 08, 2017	Jun. 02, 2017
Down payment received		$ 120,067
Total contract amount		194,481
Amount receivable		$ 24,469
Discription of Commitments and contingences		Delivery is schedule for six (6) months from the date of deposit which was June 2, 2017.
Additional payment received	$ 49,945